Schedule of Investments (unaudited)	iShares® Fallen Angels USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 5.0%
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)(b)	$3,500	$3,395,420
7.45%, 05/01/34(a)(b)	11,964	13,997,521
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)(b)	11,464	11,935,285
4.95%, 08/15/25 (Call 05/15/25)	8,633	9,182,318
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)(b)	32,308	33,797,722
5.90%, 02/01/27	17,876	19,288,204
5.95%, 02/01/37(b)	17,874	20,063,565
6.75%, 01/15/28	8,814	9,971,454
6.88%, 05/01/25 (Call 04/01/25)	16,927	18,723,124
Leonardo U.S. Holdings Inc., 6.25%, 01/15/40(a)(b)	3,261	3,808,881
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)(b)	27,986	27,495,125
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)(b)	8,490	8,532,365
3.95%, 06/15/23 (Call 05/15/23)(b)	8,094	8,173,969
4.60%, 06/15/28 (Call 03/15/28)(b)	20,109	19,438,566
		207,803,519
Airlines — 3.4%
American Airlines Inc., 11.75%, 07/15/25(a)	3,325	4,029,368
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	3,325	3,403,603
5.75%, 04/20/29(a)	1,875	1,921,594
American Airlines Pass Through Trust
Series 2013-1, Class A, 4.00%, 01/15/27	5,712	5,495,251
Series 2013-2, Class A, 4.95%, 01/15/23(b)	507	511,017
Series 2014-1, Class A, 3.70%, 04/01/28	13,046	12,977,103
Series 2015-1, Class A, 3.38%, 05/01/27(b)	18,410	18,101,811
Series 2016-1, Class A, 4.10%, 07/15/29(b)	5,462	5,287,850
Series 2016-2, Class A, 3.65%, 12/15/29(b)	5,314	5,122,415
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	25,738	25,457,199
3.63%, 03/15/22 (Call 02/15/22)	50	50,007
3.75%, 10/28/29 (Call 07/28/29)(b)	17,139	16,641,626
3.80%, 04/19/23 (Call 03/19/23)(b)	14,296	14,439,103
4.38%, 04/19/28 (Call 01/19/28)(b)	14,287	14,562,596
Hawaiian Airlines Pass Through Certificates, Series 2013-1, Class A, 3.90%, 07/15/27	5,202	5,052,458
U.S. Airways Pass Through Trust
Series 2012-2, Class A, 4.63%, 12/03/26(b)	2,511	2,478,662
Series 2013-1, Class A, 3.95%, 05/15/27	7,063	6,995,051
UAL Pass Through Trust, Series 2007-1A, 6.64%,
01/02/24	33	33,733
		142,560,447
Apparel — 0.4%
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	17,119	16,830,716

Auto Manufacturers — 2.9%
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(b)	8,432	8,744,068
4.75%, 01/15/43	10,915	11,161,352
5.29%, 12/08/46 (Call 06/08/46)(b)	6,703	7,354,532
6.38%, 02/01/29(b)	1,187	1,339,114
6.63%, 10/01/28	2,408	2,796,242
7.40%, 11/01/46	2,175	2,789,612
7.45%, 07/16/31(b)	6,441	8,151,987

	Par
Security	(000)	Value

Auto Manufacturers (continued)
Ford Motor Credit Co. LLC
3.10%, 05/04/23	$4,905	$4,942,474
3.66%, 09/08/24	3,730	3,769,165
3.81%, 01/09/24 (Call 11/09/23)	3,931	3,983,243
3.82%, 11/02/27 (Call 08/02/27)	4,041	4,047,142
4.06%, 11/01/24 (Call 10/01/24)(b)	7,468	7,615,642
4.13%, 08/04/25(b)	7,210	7,384,410
4.14%, 02/15/23 (Call 01/15/23)	3,565	3,616,906
4.27%, 01/09/27 (Call 11/09/26)(b)	4,803	4,947,955
4.38%, 08/06/23	4,857	4,961,668
4.39%, 01/08/26(b)	6,871	7,109,699
4.54%, 08/01/26 (Call 06/01/26)	4,275	4,445,102
4.69%, 06/09/25 (Call 04/09/25)	3,349	3,485,438
5.11%, 05/03/29 (Call 02/03/29)(b)	8,170	8,742,227
5.58%, 03/18/24 (Call 02/18/24)(b)	7,444	7,785,084
		119,173,062
Auto Parts & Equipment — 0.9%
Goodyear Tire & Rubber Co. (The), 7.00%, 03/15/28	4,343	4,772,002
ZF North America Capital Inc., 4.75%, 04/29/25(a)	30,196	30,882,657
		35,654,659
Banks — 6.9%
Commerzbank AG, 8.13%, 09/19/23(a)(b)	27,987	30,427,467
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23),
(5 year USD Swap + 2.248%)(b)(c)	42,344	43,023,621
4.50%, 04/01/25(b)	42,275	43,922,034
Dresdner Funding Trust I, 8.15%, 06/30/31
(Call 06/30/29)(a)	28,049	38,924,719
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	56,601	58,929,565
UniCredit SpA
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(c)	28,737	30,559,788
7.30%, 04/02/34 (Call 04/02/29)(a)(b)(c)	35,740	40,935,524
		286,722,718
Chemicals — 1.2%
CF Industries Inc., 3.45%, 06/01/23	2,600	2,655,900
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)(b)	8,481	8,764,859
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)(b)	8,398	8,683,532
5.25%, 12/15/29 (Call 09/15/29)(b)	19,999	20,218,789
5.65%, 12/01/44 (Call 06/01/44)	8,649	8,332,101
		48,655,181
Commercial Services — 3.0%
ADT Security Corp. (The), 4.13%, 06/15/23(b)	19,987	20,292,202
IHS Markit Ltd.
3.63%, 05/01/24 (Call 04/01/24)	8,663	8,983,878
4.00%, 03/01/26 (Call 12/01/25)(a)	13,417	14,325,599
4.13%, 08/01/23 (Call 07/01/23)	4,503	4,659,434
4.25%, 05/01/29 (Call 02/01/29)(b)	25,789	28,688,457
4.75%, 02/15/25 (Call 11/15/24)(a)	17,385	18,643,500
4.75%, 08/01/28 (Call 05/01/28)	18,400	20,737,168
5.00%, 11/01/22 (Call 08/01/22)(a)	6,497	6,625,771
		122,956,009
Computers — 2.5%
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	14,272	13,994,552
4.13%, 01/15/31 (Call 10/15/30)	14,312	14,026,905
4.75%, 06/01/23(b)	15,435	15,890,332
4.75%, 01/01/25(b)	13,689	14,264,212
4.88%, 03/01/24 (Call 01/01/24)	14,282	14,779,728

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Computers (continued)
4.88%, 06/01/27 (Call 03/01/27)(b)	$14,441	$15,105,719
5.75%, 12/01/34 (Call 06/01/34)(b)	14,029	15,237,318
		103,298,766
Cosmetics & Personal Care — 0.5%
Avon Products Inc.
6.50%, 03/15/23	11,468	11,815,939
8.45%, 03/15/43(b)	6,241	7,576,449
		19,392,388
Diversified Financial Services — 0.6%
Brightsphere Investment Group Inc., 4.80%, 07/27/26	7,901	8,030,339
Navient Corp.
5.50%, 01/25/23(b)	443	452,316
5.63%, 08/01/33(b)	16,973	15,201,698
		23,684,353
Electric — 3.2%
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	4,351	4,274,205
2.65%, 03/01/30 (Call 12/01/29)(b)	8,699	8,210,986
Series A, 1.60%, 01/15/26 (Call 12/15/25)	4,359	4,131,329
Series B, 2.25%, 09/01/30 (Call 06/01/30)	6,573	6,029,807
Series B, 4.15%, 07/15/27 (Call 04/15/27)	20,633	21,040,914
Series C, 3.40%, 03/01/50 (Call 09/01/49)	12,323	11,116,702
Series C, 5.10%, 07/15/47 (Call 01/15/47)(b)	14,365	15,701,089
Series C, 7.38%, 11/15/31	21,674	27,742,937
FirstEnergy Transmission LLC
4.35%, 01/15/25 (Call 10/15/24)(a)	8,718	9,075,700
4.55%, 04/01/49 (Call 10/01/48)(a)	7,256	7,673,220
5.45%, 07/15/44 (Call 01/15/44)(a)	5,755	6,727,192
Midland Cogeneration Venture LP, 6.00%, 03/15/25(a)(b)	893	921,324
Panoche Energy Center LLC, 6.89%, 07/31/29(a)(b)	228	222,900
TransAlta Corp., 6.50%, 03/15/40	8,638	9,439,779
		132,308,084
Energy - Alternate Sources — 0.6%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	22,089	25,595,389
Engineering & Construction — 0.7%
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(b)	11,076	11,360,432
4.25%, 09/15/28 (Call 06/15/28)(b)	17,152	17,092,997
		28,453,429
Entertainment — 0.9%
Resorts World Las Vegas LLC
4.63%, 04/16/29 (Call 01/16/29)(d)	28,800	27,716,832
4.63%, 04/06/31 (Call 01/06/31)(a)(b)	10,175	9,739,815
		37,456,647
Food — 3.1%
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	16,132	16,293,320
4.38%, 06/01/46 (Call 12/01/45)(b)	26,408	27,690,108
4.63%, 01/30/29 (Call 10/30/28)(b)	3,258	3,504,859
5.00%, 07/15/35 (Call 01/15/35)(b)	5,966	6,806,490
5.00%, 06/04/42	13,210	15,084,895
5.20%, 07/15/45 (Call 01/15/45)(b)	15,700	18,216,239
6.38%, 07/15/28(b)	1,810	2,167,204
6.50%, 02/09/40	6,207	8,262,386
6.75%, 03/15/32(b)	2,835	3,675,096
6.88%, 01/26/39(b)	7,093	9,659,460
7.13%, 08/01/39(a)	7,514	10,668,753
	Par
Security	(000)	Value

Food (continued)
Safeway Inc., 7.25%, 02/01/31	$7,271	$8,360,341
		130,389,151
Forest Products & Paper — 0.1%
Domtar Corp.
6.25%, 09/01/42	3,651	2,922,078
6.75%, 02/15/44 (Call 08/15/43)(b)	213	187,636
		3,109,714
Health Care - Services — 0.8%
HCA Inc.
7.05%, 12/01/27	2,845	3,353,999
7.50%, 11/15/95	6,016	7,709,444
7.69%, 06/15/25	9,170	10,461,961
8.36%, 04/15/24	1,641	1,834,704
Tenet Healthcare Corp., 6.88%, 11/15/31	10,478	11,399,330
		34,759,438
Housewares — 2.9%
Newell Brands Inc.
4.00%, 12/01/24 (Call 09/01/24)(b)	5,337	5,476,349
4.35%, 04/01/23 (Call 02/01/23)	27,927	28,507,323
4.70%, 04/01/26 (Call 01/01/26)	51,605	54,098,038
5.88%, 04/01/36 (Call 10/01/35)	10,942	12,872,169
6.00%, 04/01/46 (Call 10/01/45)	17,408	20,744,939
		121,698,818
Insurance — 0.7%
Genworth Holdings Inc., 6.50%, 06/15/34(b)	8,597	8,590,466
Liberty Mutual Group Inc., 7.80%, 03/07/87(a)(b)	7,855	10,772,818
MBIA Inc., 5.70%, 12/01/34(b)	1,311	1,276,298
Provident Financing Trust I, 7.41%, 03/15/38(b)	5,781	6,991,195
		27,630,777
Internet — 0.0%
NortonLifeLock Inc., 3.95%, 06/15/22 (Call 03/15/22)(b)	90	90,044
Iron & Steel — 0.7%
Allegheny Ludlum LLC, 6.95%, 12/15/25(b)	2,712	2,931,699
Carpenter Technology Corp., 4.45%, 03/01/23
(Call 12/01/22)	7,495	7,575,122
Cleveland-Cliffs Inc., 6.25%, 10/01/40(b)	7,516	7,836,557
United States Steel Corp., 6.65%, 06/01/37(b)	10,103	10,527,124
		28,870,502
Leisure Time — 2.6%
Carnival Corp., 6.65%, 01/15/28(b)	5,747	5,747,000
Carnival PLC, 7.88%, 06/01/27(b)	5,421	6,255,400
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	14,458	13,029,694
7.50%, 10/15/27(b)	8,729	9,662,654
10.88%, 06/01/23 (Call 03/01/23)(a)	28,065	30,040,495
11.50%, 06/01/25 (Call 06/01/22)(a)	37,805	41,884,160
		106,619,403
Lodging — 1.4%
Genting New York LLC, 3.30%, 02/15/26
(Call 01/15/26)(a)(b)	15,003	14,528,455
Travel + Leisure Co.
3.90%, 03/01/23 (Call 12/01/22)	10,094	10,201,400
5.65%, 04/01/24 (Call 02/01/24)	8,667	9,125,831
6.00%, 04/01/27 (Call 01/01/27)	11,428	11,905,119
6.60%, 10/01/25 (Call 07/01/25)(b)	10,203	11,136,779
		56,897,584

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Manufacturing — 0.6%
Hillenbrand Inc., 5.00%, 09/15/26 (Call 07/15/26)(b)	$10,674	$11,578,408
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)(b)	11,527	11,885,951
		23,464,359
Media — 0.9%
Belo Corp.
7.25%, 09/15/27(b)	7,089	8,079,475
7.75%, 06/01/27(b)	5,576	6,461,469
Liberty Interactive LLC
8.25%, 02/01/30(b)	14,410	14,981,068
8.50%, 07/15/29(b)	8,421	8,751,356
		38,273,368
Mining — 0.5%
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)(b)	10,000	10,150,400
4.55%, 11/14/24 (Call 08/14/24)(b)	10,000	10,492,600
		20,643,000
Office & Business Equipment — 1.5%
Pitney Bowes Inc., 4.63%, 03/15/24 (Call 12/15/23)	7,486	7,651,515
Xerox Corp.
3.80%, 05/15/24(b)	8,783	8,944,256
4.38%, 03/15/23 (Call 02/15/23)	27,409	27,794,096
4.80%, 03/01/35	7,189	6,726,532
6.75%, 12/15/39	10,063	10,479,206
		61,595,605
Oil & Gas — 10.0%
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	13,585	13,756,171
4.25%, 01/15/44 (Call 07/15/43)(b)	5,919	5,706,094
4.38%, 10/15/28 (Call 07/15/28)(b)	16,502	17,070,329
4.75%, 04/15/43 (Call 10/15/42)(b)	10,029	10,150,150
5.10%, 09/01/40 (Call 03/01/40)(b)	30,672	32,149,470
5.25%, 02/01/42 (Call 08/01/41)	9,617	10,369,242
5.35%, 07/01/49 (Call 01/01/49)	9,708	10,185,342
6.00%, 01/15/37	10,455	12,142,437
7.38%, 08/15/47	2,872	3,385,255
7.75%, 12/15/29	5,751	7,033,185
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	35,765	36,061,850
6.63%, 02/01/25 (Call 01/01/25)	28,261	30,467,902
7.50%, 02/01/30 (Call 11/01/29)(b)	21,454	25,535,409
Global Marine Inc., 7.00%, 06/01/28	7,463	4,957,447
Murphy Oil Corp.
6.38%, 12/01/42 (Call 06/01/42)	10,084	9,643,833
7.05%, 05/01/29	7,143	7,590,795
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)(b)	2,908	2,918,905
2.90%, 08/15/24 (Call 07/15/24)	6,051	6,068,729
3.00%, 02/15/27 (Call 11/15/26)(b)	4,171	4,034,900
3.20%, 08/15/26 (Call 06/15/26)	5,256	5,183,099
3.40%, 04/15/26 (Call 01/15/26)	5,105	5,042,617
3.50%, 06/15/25 (Call 03/15/25)	2,315	2,294,559
3.50%, 08/15/29 (Call 05/15/29)(b)	9,176	9,049,371
4.10%, 02/15/47 (Call 08/15/46)(b)	4,376	4,015,855
4.20%, 03/15/48 (Call 09/15/47)	6,343	5,909,773
4.30%, 08/15/39 (Call 02/15/39)	4,597	4,353,497
4.40%, 04/15/46 (Call 10/15/45)	6,365	6,089,268
4.40%, 08/15/49 (Call 02/15/49)	4,628	4,373,321
4.50%, 07/15/44 (Call 01/15/44)	3,999	3,855,036
4.63%, 06/15/45 (Call 12/15/44)	4,151	4,021,572
	Par
Security	(000)	Value

Oil & Gas (continued)
5.55%, 03/15/26 (Call 12/15/25)(b)	$6,584	$7,015,186
6.20%, 03/15/40	4,891	5,665,734
6.45%, 09/15/36(b)	10,833	13,108,038
6.60%, 03/15/46 (Call 09/15/45)	7,680	9,661,440
6.95%, 07/01/24(b)	3,848	4,198,130
7.50%, 05/01/31	5,782	7,140,886
7.88%, 09/15/31(b)	3,202	4,038,939
7.95%, 06/15/39(b)	2,240	2,874,547
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)(b)	14,982	14,504,374
5.15%, 11/15/29 (Call 08/15/29)(b)	10,238	10,349,287
Southwestern Energy Co., 5.95%, 01/23/25
(Call 10/23/24)(b)	12,130	12,825,049
Transocean Inc.
6.80%, 03/15/38(b)	17,438	10,041,498
7.50%, 04/15/31(b)	11,425	7,047,283
9.35%, 12/15/41	5,129	3,240,554
		415,126,358
Oil & Gas Services — 0.3%
Oceaneering International Inc., 4.65%, 11/15/24
(Call 08/15/24)(b)	12,485	12,552,294

Packaging & Containers — 1.0%
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	10,120	11,753,064
Pactiv LLC
7.95%, 12/15/25	7,912	8,507,378
8.38%, 04/15/27(b)	5,702	6,165,345
Sealed Air Corp., 6.88%, 07/15/33(a)	12,832	15,411,360
		41,837,147
Pharmaceuticals — 2.0%
Owens & Minor Inc., 4.38%, 12/15/24 (Call 09/15/24)(b)	6,741	7,074,747
Perrigo Co. PLC, 4.00%, 11/15/23 (Call 08/15/23)(b)	3,650	3,727,672
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	22,148	22,533,596
3.90%, 06/15/30 (Call 03/15/30)(b)	21,446	20,603,172
4.38%, 03/15/26 (Call 12/15/25)	20,030	20,405,763
4.90%, 12/15/44 (Call 06/15/44)	8,743	8,411,728
		82,756,678
Pipelines — 12.2%
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	17,150	17,130,277
4.13%, 12/01/27 (Call 09/01/27)	15,563	15,245,826
4.15%, 07/01/23 (Call 04/01/23)(b)	14,228	14,249,200
4.35%, 10/15/24 (Call 07/15/24)	8,745	8,887,019
5.60%, 10/15/44 (Call 04/15/44)	8,457	7,602,082
5.85%, 11/15/43 (Call 05/15/43)	13,004	12,008,154
6.75%, 08/15/33(b)	449	500,262
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)(b)	13,379	13,557,476
5.13%, 05/15/29 (Call 02/15/29)	1,000	1,059,010
5.60%, 04/01/44 (Call 10/01/43)	11,373	13,192,680
5.63%, 07/15/27 (Call 04/15/27)	539	582,535
6.45%, 11/03/36(a)(b)	8,271	10,314,516
6.75%, 09/15/37(a)(b)	12,982	16,725,879
8.13%, 08/16/30	7,919	10,346,015
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	20,675	20,743,848
4.40%, 04/01/24 (Call 01/01/24)	14,952	15,053,524
4.85%, 07/15/26 (Call 04/15/26)(b)	14,029	14,406,661

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
5.05%, 04/01/45 (Call 10/01/44)	$12,844	$11,018,482
5.45%, 06/01/47 (Call 12/01/46)	14,267	12,699,199
5.60%, 04/01/44 (Call 10/01/43)	10,289	9,349,306
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	14,307	14,272,806
4.13%, 12/01/26 (Call 09/01/26)(b)	14,282	14,131,468
4.75%, 07/15/23 (Call 06/15/23)	17,119	17,309,706
5.50%, 07/15/28 (Call 04/15/28)	24,296	24,597,999
6.50%, 07/15/48 (Call 01/15/48)(b)	15,732	16,913,945
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	11,468	11,358,825
4.80%, 05/15/30 (Call 02/15/30)(a)	10,130	10,093,127
4.95%, 07/15/29 (Call 04/15/29)(a)(b)	15,622	15,802,434
6.88%, 04/15/40(a)	14,282	15,137,635
7.50%, 07/15/38(a)	7,251	7,849,135
Southeast Supply Header LLC, 4.25%, 06/15/24
(Call 03/15/24)(a)(b)	11,433	11,610,440
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	7,488	7,666,813
4.35%, 02/01/25 (Call 01/01/25)	13,354	13,520,124
4.50%, 03/01/28 (Call 12/01/27)	7,329	7,707,250
4.65%, 07/01/26 (Call 04/01/26)	8,627	9,032,296
4.75%, 08/15/28 (Call 05/15/28)(b)	7,310	7,757,080
5.30%, 02/01/30 (Call 11/01/29)(b)	21,309	22,299,655
5.30%, 03/01/48 (Call 09/01/47)(b)	12,786	14,128,786
5.45%, 04/01/44 (Call 10/01/43)	10,942	12,107,979
5.50%, 08/15/48 (Call 02/15/48)	6,692	7,381,142
6.50%, 02/01/50 (Call 08/01/49)	18,140	19,902,301
		505,252,897
Real Estate Investment Trusts — 3.4%
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)(b)	7,368	7,383,768
4.75%, 02/15/28 (Call 08/15/27)(b)	14,272	13,439,514
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	11,454	10,075,053
4.35%, 10/01/24 (Call 09/01/24)	23,578	22,516,990
4.38%, 02/15/30 (Call 08/15/29)	11,440	9,881,986
4.50%, 06/15/23 (Call 12/15/22)(b)	14,239	14,003,060
4.50%, 03/15/25 (Call 09/15/24)(b)	10,222	9,705,993
4.65%, 03/15/24 (Call 09/15/23)	9,969	9,689,370
4.75%, 10/01/26 (Call 08/01/26)	12,875	11,957,527
4.95%, 02/15/27 (Call 08/15/26)(b)	11,441	10,643,906
4.95%, 10/01/29 (Call 07/01/29)(b)	12,137	10,954,492
5.25%, 02/15/26 (Call 08/15/25)(b)	9,876	9,463,084
		139,714,743
Retail — 7.6%
Bath & Body Works Inc.
6.95%, 03/01/33	10,129	11,048,814
7.60%, 07/15/37(b)	7,051	8,124,092
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)(b)	8,471	8,468,713
4.92%, 08/01/34 (Call 02/01/34)(b)	6,450	5,414,646
5.17%, 08/01/44 (Call 02/01/44)(b)	19,303	14,427,062
Brinker International Inc.
3.88%, 05/15/23(b)	8,593	8,707,029
5.00%, 10/01/24 (Call 07/01/24)(a)(b)	10,094	10,492,107
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)(b)	7,352	7,365,234
3.63%, 06/01/24 (Call 03/01/24)(b)	6,064	6,150,655
	Par
Security	(000)	Value

Retail (continued)
4.30%, 02/15/43 (Call 08/15/42)	$7,173	$6,018,075
4.38%, 09/01/23 (Call 06/01/23)	4,793	4,895,139
4.50%, 12/15/34 (Call 06/15/34)(b)	10,814	9,922,818
5.13%, 01/15/42 (Call 07/15/41)(b)	7,167	6,397,336
6.38%, 03/15/37	5,621	5,647,194
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	7,934	9,036,112
Nordstrom Inc.
4.00%, 03/15/27 (Call 12/15/26)(b)	10,245	9,912,755
4.25%, 08/01/31 (Call 05/01/31)(b)	12,125	11,215,383
4.38%, 04/01/30 (Call 01/01/30)(b)	14,281	13,393,007
5.00%, 01/15/44 (Call 07/15/43)(b)	27,590	24,592,071
6.95%, 03/15/28(b)	8,803	9,633,563
QVC Inc.
4.38%, 03/15/23	19,886	20,127,018
4.45%, 02/15/25 (Call 11/15/24)	17,129	17,278,022
4.75%, 02/15/27 (Call 11/15/26)(b)	16,455	15,666,476
4.85%, 04/01/24(b)	17,096	17,368,168
5.45%, 08/15/34 (Call 02/15/34)(b)	11,646	10,571,307
5.95%, 03/15/43(b)	8,636	7,906,431
Rite Aid Corp., 7.70%, 02/15/27(b)	6,798	5,995,224
Yum! Brands Inc.
3.88%, 11/01/23 (Call 08/01/23)(b)	9,189	9,471,470
5.35%, 11/01/43 (Call 05/01/43)(b)	7,676	8,130,880
6.88%, 11/15/37	9,527	11,334,939
		314,711,740
Software — 0.4%
CDK Global Inc., 5.00%, 10/15/24 (Call 07/15/24)(b)	14,335	15,374,288
Telecommunications — 10.8%
Embarq Corp., 8.00%, 06/01/36	40,001	41,191,030
Frontier Florida LLC, Series E, 6.86%, 02/01/28	8,723	9,069,739
Frontier North Inc., Series G, 6.73%, 02/15/28(b)	5,656	5,825,737
Lumen Technologies Inc.
Series G, 6.88%, 01/15/28	12,142	13,016,953
Series P, 7.60%, 09/15/39	14,827	14,862,585
Series U, 7.65%, 03/15/42(b)	13,433	13,471,284
Nokia OYJ, 6.63%, 05/15/39	14,292	18,151,697
Qwest Corp., 7.25%, 09/15/25(b)	7,212	8,174,514
Sprint Capital Corp.
6.88%, 11/15/28	52,300	62,486,994
8.75%, 03/15/32	41,341	57,752,550
Telecom Italia Capital SA
6.00%, 09/30/34	28,456	27,990,175
6.38%, 11/15/33	29,009	29,557,850
7.20%, 07/18/36	28,420	30,179,766
7.72%, 06/04/38	28,437	30,801,252
United States Cellular Corp., 6.70%, 12/15/33(b)	15,545	17,289,149
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(c)	56,595	65,094,437
		444,915,712
Toys, Games & Hobbies — 0.6%
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)	7,053	7,109,283
5.45%, 11/01/41 (Call 05/01/41)(b)	8,601	9,643,355
6.20%, 10/01/40(b)	7,238	8,919,315
		25,671,953
Transportation — 0.2%
XPO CNW Inc., 6.70%, 05/01/34	8,500	9,742,190

Total Corporate Bonds & Notes — 97.0%
(Cost: $4,171,472,734)		4,012,243,130

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Shares
Security	(000)	Value

Short-Term Investments

Money Market Funds — 10.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	412,323	$412,446,548
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	24,920	24,920,000
		437,366,548

Total Short-Term Investments — 10.6%
(Cost: $437,400,184)		437,366,548

Total Investments in Securities — 107.6%
(Cost: $4,608,872,918)		4,449,609,678

Other Assets, Less Liabilities — (7.6)%		(313,782,946)

Net Assets — 100.0%		$4,135,826,732

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$405,262,007	$7,271,082	(a)	$—		$(45,078)	$(41,463)	$412,446,548	412,323	$700,216	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	68,250,000	—		(43,330,000	)(a)	—	—	24,920,000	24,920	356		—
						$(45,078)	$(41,463)	$437,366,548		$700,572		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Fallen Angels USD Bond ETF
January 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$4,012,243,130	$—	$4,012,243,130
Money Market Funds	437,366,548	—	—	437,366,548
	$437,366,548	$4,012,243,130	$—	$4,449,609,678